INTANGIBLE ASSETS, NET (Details) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Total cost of intangible assets	$ 59,798,502	$ 48,488,445
Less: accumulated amortization	(18,087,362)	(9,780,439)
Less: impairment loss	(357,762)	0	$ 0
Add: foreign exchange difference	2,151,402	(741,198)
Intangible assets, net	43,504,780	37,966,808
Trade name and domain names
Total cost of intangible assets	25,049,779	23,873,013
Copyrights
Total cost of intangible assets	1,839,680	1,648,532
Technology
Total cost of intangible assets	6,247,451	3,179,688
Partnership agreement
Total cost of intangible assets	1,437,974	349,783
Non-compete agreements
Total cost of intangible assets	1,036,688	306,268
License
Total cost of intangible assets	5,347,836	297,861
Customer relationship
Total cost of intangible assets	4,136,337	4,130,543
Concession
Total cost of intangible assets	404,523	404,523
Student And User Base [Member]
Total cost of intangible assets	10,361,994	10,361,994
Teaching Materials [Member]
Total cost of intangible assets	516,544	516,544
School cooperation agreements
Total cost of intangible assets	$ 3,419,696	$ 3,419,696